Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Summary of Trade and Other Payables Explanatory
Trade and other payables as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Current	Non-current	Current	Non-current
		In millions of won
Trade payables	￦	2,606,861	—	4,780,260	—
Non-trade payables		1,785,068	2,324,965	1,536,976	2,032,260
Accrued expenses		1,197,815	2,038	1,174,765	8,095
Leasehold deposits received		2,336	943	1,699	741
Other deposits received		83,505	67,645	72,063	68,050
Lease liabilities		576,665	4,044,431	583,558	3,826,945
Dividends payable		4,271	—	4,105	—
Others(*)		—	40,390	—	60,407

	￦	6,256,521	6,480,412	8,153,426	5,996,498

(*)	Details of others as of December 31, 2020 and 2021 are as follows:

		2020		2021
		Current	Non-current	Current	Non-current
		In millions of won
Advance received from local governments	￦	—	4,278	—	3,477
Others		—	36,112	—	56,930

	￦	—	40,390	—	60,407